Airport Concessions - Summary of Value of Concessions (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Amortization	$ 1,169,432	$ 1,119,102	$ 1,047,507
MBJA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Fair value date of acquisition				$ 176,086,000	$ 176,086,000	$ 176,086,000
Translation effect for Amortization	4,315	7,719	32,941
Amortization	469,646	466,749	464,061
MBJA [Member] | Other airport concession [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Translation effects for concessions	$ 781,857	$ 791,102	$ 954,615
NMIA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Fair value date of acquisition				$ 7,146,500	$ 7,146,500	$ 7,146,500